Summary of Significant Accounting Policies - Summary of Property Plant Equipment Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2021
Computer Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of the estimated useful life or life of lease
Furniture and other equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Database
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Land
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Indefinite
Maximum [Member] | Software and Licenses
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Software and Licenses
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years